CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (37,376)	$ (31,789)	$ (24,018)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	1,299	675	831
Amortisation	1,385	1,190	946
Income tax expense/(credit)	199	486	(59)
Financial income	0	0	(1,171)
Financial expense	21,388	9,565	11,053
Share-based payments (net of capitalized amounts)	324	1,316	2,069
Foreign exchange gains/(losses) on operating cash flows	(1,102)	1,010	238
Movement in inventory provision	629	2,113	2,291
Inventory write off	0	1,884	0
Impairment of property, plant and equipment	33	612	3,772
Impairment of intangible assets	2,144	1,596	5,833
Once off items	(186)	0	0
Liabilities related to financial assets (reversal)/written off	0	(800)	1,500
Gain on sale of business	0	0	(12,718)
Transformation provision	187	361	0
Other non-cash items	(908)	2,505	257
Operating cash flows before changes in working capital	(11,984)	(9,276)	(9,176)
Decrease/ (increase) in trade and other receivables	4,920	(2,368)	1,047
Decrease/ (increase) in inventories	90	(1,742)	(971)
Increase/ (decrease) in trade and other payables	1,391	8,185	(2,769)
Cash used in operations	(5,583)	(5,201)	(11,869)
Interest received	0	0	0
Income taxes received/(paid)	(346)	1,010	312
Net cash used in operating activities	(5,929)	(4,191)	(11,557)
Cash flows from investing activities
Payments to acquire intangible assets	(6,135)	(9,659)	(1,901)
Acquisition of property, plant and equipment	(88)	(405)	(803)
Payments to acquire financial asset	0	0	(700)
Proceeds from sale of business (net of transaction costs)	0	0	28,160
Payments to acquire trades or businesses	0	(12,904)	0
Net cash (used in)/generated by investing activities	(6,223)	(22,968)	24,756
Cash flows from financing activities
Issue of ordinary share capital including share premium (net of issuance costs)	547	7,391	0
Proceeds from shares to be issued	0	0	0
Net proceeds from senior secured term loan	15,000	30,176	5,000
Expenses paid in connection with debt financing	0	0	(147)
Repayment of senior secured term loan	0	0	(10,050)
Penalty for early settlement of term loan	0	0	(905)
Interest paid on senior secured term loan	0	(5,946)	(7,314)
Interest paid on convertible note	(300)	(300)	(300)
Interest paid on exchangeable notes	(8)	(8)	(8)
Payment of lease liabilities	(3,187)	(2,503)	(2,318)
Net cash generated by/(used in) financing activities	12,052	28,810	(16,042)
Decrease/(increase) in cash and cash equivalents and short-term investments	(100)	1,651	(2,843)
Effects of exchange rate movements on cash held	71	(175)	(44)
Cash and cash equivalents and short-term investments at beginning of year	5,167	3,691	6,578
Cash and cash equivalents and short-term investments at end of year	$ 5,138	$ 5,167	$ 3,691